RELATED PARTIES - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Proportion of ownership interest in entity (less than)	1.00%
Defined benefit plan, balance payable	$ 0	$ 0